UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C. 20549

                                       FORM 24F-2
                            ANNUAL NOTICE OF SECURITIES SOLD
                                    PUSUANT TO RULE 24F-2

                 Read instructions at end of form before preparing form.


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1.       Name and address of issuer:

         Vintage Mutual Funds, Inc.
         2203 Grand Avenue
         Des Moines, IA 50312-5338

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2.       The name of each series or class of securities for which this
         Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)
         X

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3.       Investment Company Act File Number:
         811-8910

         Securities Act File Number:
         33-87498

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4(a).    Last day of fiscal year for which this Form is filed:
         March 31, 1999

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4(b).    Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year).
         (See Instruction A.2)


         Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4 (c ).  Check box if this is the last time the Issuer will be filing this Form.



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5.   Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year pursuant
           to section 24(f):                                     $1,987,743,269

   (ii)   Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                                       $1,878,246,292

  (iii)  Aggregate price of securities
         redeemed or repurchased during
         any prior fiscal year ending no
         earlier than October 11, 1995
         that were not previously used to
         reduce registration fees payable
         to the Commission:                                      $            0

  (iv)   Total available redemption credits
         [add Items 5 (ii) and 5 (iii)]                          $1,878,246,292

   (v)    Net sales if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                       $  109,496,977

  (vi)   Redemption credits available for
         use in future years if Item 5(i) is
         less than Item 5(iv) ]subtract
         Item 5(iv) from Item 5(i):                             $(           0)

  (vii)  Multiplier for determining
         registration fee (See
         Instruction C.9):                                           X .000278

  (viii) Registration fee due [multiply
         Item 5(v) by Item 5(vii)]                                 $ 30,440.16

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
         Act of 1933 pursuant to rule 24e-2 as in effect before October
         11, 1997 then report the amount of securities (number of shares
         or other units) deducted here:  0   .  If there is a number of
         shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the Issuers fiscal year (see Instruction D):

                                                                +$           0

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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                         =$          30,440.16

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9.       Date the registration fee and any interest payment was sent to the
         Commissions lockbox depository:
         on or about June 25, 1999

                         Method of Delivery:

                         Wire Transfer
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                               SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)1 \s\ Amy Mitchell, Treasurer


         Date                       June 22, 1999